INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of provision for income taxes
	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
Income tax(payable) recovery at statutory rate of 21%	$356,476	$21,235
Valuation allowance change	(356,476)	(21,235)
Provision for income taxes	$--	$--